Investments	12 Months Ended
Dec. 31, 2012
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2011	2012
	$	$
Held-to-maturity securities
- Current	20,714,145	49,035,610
- Non-current	1,892,308	—
Other long-term investments	—	3,106,692

Total	22,606,453	52,142,302

Held-to-maturity securities consist of trust fund securities carried at amortized cost. The Group recorded investment income on the trust funds of $225,213, $1,368,358 and $3,044,856 for the years ended December 31, 2010, 2011 and 2012, respectively. Interest receivable on the trust funds was $527,771 and $539,586 as of December 31, 2011 and 2012, respectively. Held-to-maturity securities as of December 31, 2012 include investments in debt securities of certain real estate funds managed by the Group of $11,917,947.

Other long-term investments consist of the investments in 3 private equity funds by the Company as limited partner with less than 3% equity interest and no significant influence on each of the investments. The Group accounted for these investments using the cost method of accounting due to the fact that the Group has no significant influence on the investees.